Concentration Risk (Tables)	6 Months Ended
Jun. 30, 2026
Concentration Risk [Abstract]
Schedule of Concentration Risk

The following table sets forth a summary of single customers who represent 10% or more of the Group’s total revenue.

	For the six months ended June 30,
	2025	2026
	(Unaudited)	(Unaudited)
Percentage of the Group’s total revenue
Customer A	21%	26%
Customer B	15%	17%
Customer C	10%	* %

The following table sets forth a summary of single customers who represent 10% or more of the Group’s total accounts receivable:

	As of December 31,	As of June 30,
	2025	2026
	(Audited)	(Unaudited)
Percentage of the Group’s accounts receivable
Customer E	12%	13%
Customer D	13%	*	%

The following table sets forth a summary of each supplier who represent 10% or more of the Group’s total purchase:

	For the six months ended June 30,
	2025	2026
	(Unaudited)	(Unaudited)
Percentage of the Group’s total purchase
Supplier A	* %	15%
Supplier B	15%	15%
Supplier C	14%	12%
Supplier D	12%	* %

*	represent percentage less than 10%